PIMCO Variable Insurance Trust

Supplement dated February 3, 2023 to the Administrative Class Prospectus,

Advisor Class and Class M Prospectus and Institutional Class Prospectus,

each dated April 29, 2022, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Pacific Investment Management Company LLC (“PIMCO”) has announced that Andrew Jessop will retire from PIMCO effective June 30, 2023. Mr. Jessop will continue to serve as a portfolio manager of the Portfolio until March 31, 2023 or such other date, if any, disclosed in a subsequent supplement.

Effective April 1, 2023, the PIMCO High Yield Portfolio’s portfolio is jointly and primarily managed by Sonali Pier and David Forgash. Accordingly, effective April 1, 2023, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO High Yield Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Sonali Pier and David Forgash. Ms. Pier is a Managing Director of PIMCO, and she has managed the Portfolio since July 2019. Mr. Forgash is an Executive Vice President of PIMCO, and he has managed the Portfolio since January 2023.

In addition, effective April 1, 2023, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO High Yield	David Forgash	1/23

Executive Vice President, PIMCO. Mr. Forgash is a portfolio manager and head of global leveraged loans. In addition to being the lead portfolio manager for leveraged loans, he is also a member of the high yield and multi-sector credit teams. Prior to joining PIMCO in 2018, he was a senior portfolio manager at Millennium Capital Partners, investing across European credit. Previously, he was an executive director of European credit trading at Morgan Stanley, a managing director of U.S. credit trading at Greenwich Capital and a vice president in credit trading at Lehman Brothers. He has investment experience since 1994 and holds an MBA from the Stern School of Business at New York University. He received an undergraduate degree in economics from the University of Delaware.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO High Yield	Sonali Pier	07/19

Managing Director, PIMCO. Ms. Pier is a portfolio manager focusing on high yield and multisector credit opportunities. Prior to joining PIMCO in 2013, she was a senior credit trader at J.P. Morgan, trading cash, recovery and credit default swaps across various sectors. She has investment experience since 2003 and holds an undergraduate degree in economics from Princeton University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_020323

PIMCO Variable Insurance Trust

Supplement dated February 3, 2023 to the PIMCO High Yield Portfolio

Administrative Class Prospectus, PIMCO High Yield Portfolio Advisor Class Prospectus and PIMCO High Yield Portfolio Institutional Class Prospectus, each dated April 29, 2022, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Pacific Investment Management Company LLC (“PIMCO”) has announced that Andrew Jessop will retire from PIMCO effective June 30, 2023. Mr. Jessop will continue to serve as a portfolio manager of the Portfolio until March 31, 2023 or such other date, if any, disclosed in a subsequent supplement.

Effective April 1, 2023, the PIMCO High Yield Portfolio’s portfolio is jointly and primarily managed by Sonali Pier and David Forgash. Accordingly, effective April 1, 2023, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO High Yield Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Sonali Pier and David Forgash. Ms. Pier is a Managing Director of PIMCO, and she has managed the Portfolio since July 2019. Mr. Forgash is an Executive Vice President of PIMCO, and he has managed the Portfolio since January 2023.

In addition, effective April 1, 2023, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO High Yield	David Forgash	1/23

Executive Vice President, PIMCO. Mr. Forgash is a portfolio manager and head of global leveraged loans. In addition to being the lead portfolio manager for leveraged loans, he is also a member of the high yield and multi-sector credit teams. Prior to joining PIMCO in 2018, he was a senior portfolio manager at Millennium Capital Partners, investing across European credit. Previously, he was an executive director of European credit trading at Morgan Stanley, a managing director of U.S. credit trading at Greenwich Capital and a vice president in credit trading at Lehman Brothers. He has investment experience since 1994 and holds an MBA from the Stern School of Business at New York University. He received an undergraduate degree in economics from the University of Delaware.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO High Yield	Sonali Pier	07/19

Managing Director, PIMCO. Ms. Pier is a portfolio manager focusing on high yield and multisector credit opportunities. Prior to joining PIMCO in 2013, she was a senior credit trader at J.P. Morgan, trading cash, recovery and credit default swaps across various sectors. She has investment experience since 2003 and holds an undergraduate degree in economics from Princeton University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_020323

PIMCO Variable Insurance Trust

Supplement dated February 3, 2023 to the Statement of Additional Information (the “SAI”)

dated April 29, 2022, as supplemented from time to time

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Pacific Investment Management Company LLC (“PIMCO”) has announced that Andrew Jessop will retire from PIMCO effective June 30, 2023. Mr. Jessop will continue to serve as a portfolio manager of the Portfolio until March 31, 2023 or such other date, if any, disclosed in a subsequent supplement.

Effective April 1, 2023, the PIMCO High Yield Portfolio’s portfolio is jointly and primarily managed by Sonali Pier and David Forgash.

Accordingly, effective April 1, 2023, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective April 1, 2023, the following is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective April 1, 2023, the PIMCO High Yield Portfolio is jointly and primarily managed by Sonali Pier and David Forgash.

In addition, effective April 1, 2023, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_020323